STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - 8 months ended Dec. 31, 2020 - USD ($)	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at Apr. 29, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Apr. 29, 2020	0	0
Issuance of Class B common stock	$ 0	$ 5,175	19,825	0	25,000
Issuance of Class B common stock (in shares)		51,750,000
Sale of 207,000,000 Units, net of underwriting discounts	$ 20,700	$ 0	1,960,264,415	0	1,960,285,115
Sale of 207,000,000 Units, net of underwriting discounts (in shares)	207,000,000
Sale of 42,850,000 Private Placement Warrants	$ 0	0	42,850,000	0	42,850,000
Class A common stock subject to possible redemption	$ (19,956)	0	(1,995,618,314)	0	(1,995,638,270)
Class A common stock subject to possible redemption (in shares)	(199,563,827)
Net loss	$ 0	0	0	(2,521,839)	(2,521,839)
Balance at Dec. 31, 2020	$ 744	$ 5,175	$ 7,515,926	$ (2,521,839)	$ 5,000,006
Balance (in shares) at Dec. 31, 2020	7,436,173	51,750,000